Business Organization and Nature of Operations, Going Concern and Management's Plans (Details Narrative) (10-K) - USD ($)					3 Months Ended		7 Months Ended	9 Months Ended		12 Months Ended
	Mar. 14, 2019	Sep. 15, 2017	Jul. 18, 2017	Mar. 23, 2017	Sep. 30, 2019	Sep. 30, 2018	Aug. 13, 2019	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Jan. 02, 2019	May 24, 2018	Jan. 23, 2015
Acquisition percentage														74.00%
Equity ownership percentage										50.00%
Cash balance					$ 1,983,306			$ 1,983,306		$ 357,842	$ 78,683
Working capital deficiency					(5,484,122)			(5,484,122)		3,918,443
Accumulated deficit					(29,777,110)			(29,777,110)		(23,833,656)	(17,052,086)	$ (24,402,196)
Net loss before income tax					$ (2,348,829)	$ (1,144,468)		(5,374,914)	$ (6,699,275)	(7,204,540)	(15,814,278)
Proceeds from convertible promissory notes payable								$ 6,373,000	$ 1,331,000	$ 2,051,000	$ 2,049,340
Convertible Promissory Notes Payable and Warrants [Member]
Proceeds from convertible promissory notes payable							$ 6,239,000
Agreement of Merger [Member] | MMBC Common Stock [Member]
Stock converted to shares		796
Muscle Maker Brands, LLC [Member]
Acquisition percentage														74.00%
Equity ownership percentage										74.00%
Muscle Maker Franchising, LLC [Member]
Acquisition percentage														26.00%
Muscle Maker Franchising, LLC [Member] | Agreement of Merger [Member]
Aggregate consideration		1,550,964
American Restaurant Holdings [Member]
Common stock authorized and facilitated				5,536,308
Muscle Maker Development, LLC [Member] | Sole Member and Manager [Member]
Number of membership unit issued			1,000
Muscle Maker Corp., LLC [Member] | Sole Member and Manager [Member]
Number of membership unit issued			1,000
CTI [Member]
Equity ownership percentage										70.00%
CTI [Member] | Agreement of Merger [Member]
Equity ownership percentage		70.00%
CTI [Member] | Stock Purchase Agreement [Member]
Equity ownership percentage													70.00%
Total purchase price share													$ 1.00
Muscle USA [Member] | Sole Member and Manager [Member]
Number of membership unit issued	1,000